Equity (Details 1) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net (loss) income for the year	$ (103,872)	$ 126,375	$ 7,819
Weighted average number of shares outstanding (in thousands):
Basic	1,149,208	1,150,743	1,152,609
Diluted	1,149,208	1,165,859	1,165,451
(Loss) earnings per share:
Basic	$ (0.090)	$ 0.110	$ 0.007
Diluted	$ (0.090)	$ 0.108	$ 0.007